BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION	BUSINESS SEGMENT INFORMATION
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources to an individual segment and in assessing performance. The Company's chief operating decision maker is the chief executive officer.
During the first quarter of 2026, Eaton re-segmented certain business segments due to a reorganization of the Company's businesses. The new segment is Mobility, which consists of the legacy Vehicle and eMobility segments. Historical segment information has been recast to reflect this change. Eaton’s segments are as follows:
Electrical Americas and Electrical Global
The Electrical Americas segment consists of electrical components, industrial components, power distribution and assemblies, residential products, single phase power quality and connectivity, three phase power quality, wiring devices, circuit protection, utility power distribution, power reliability equipment, and services that are primarily produced and sold in North and South America. The Electrical Global segment consists of electrical components, industrial components, power distribution and assemblies, single phase and three phase power quality, and services that are primarily produced and sold outside of North and South America; as well as hazardous duty electrical equipment, emergency lighting, fire detection, intrinsically safe explosion-proof instrumentation, and structural support systems that are produced and sold globally. The principal markets for these segments are commercial & institutional, data centers and distributed IT, industrial, utilities, residential, and machinery OEMs. These products are used wherever there is a demand for electrical power in data centers, utilities, industrial and energy facilities, commercial buildings, apartment and office buildings, hospitals, factories, and residencies. The segments share certain common global customers, but a large number of customers are located regionally. Sales are made through distributors, resellers, and manufacturers’ representatives, as well as directly to original equipment manufacturers, utilities, and certain other end users.
Aerospace
The Aerospace segment is a leading global supplier of aerospace fuel, hydraulics, and pneumatic systems for commercial and military use, as well as filtration systems for industrial applications. Products include hydraulic power generation systems for aerospace applications including pumps, motors, hydraulic power units, hose and fittings, electro-hydraulic pumps; controls and sensing products including valves, cylinders, electronic controls, electromechanical actuators, sensors, aircraft flap and slat systems and nose wheel steering systems; fluid conveyance products, including hose, thermoplastic tubing, fittings, adapters, couplings, sealing and ducting; fuel systems including air-to-air refueling systems, fuel pumps, fuel inerting products, sensors, valves, adapters and regulators; mission systems including oxygen generation system, payload carriages, and thermal management products; high performance interconnect products including wiring connectors and cables. The Aerospace segment also includes filtration systems including hydraulic filters, bag filters, strainers and cartridges; and golf grips. The principal markets for the Aerospace segment are manufacturers of commercial and military aircraft and related after-market customers, as well as industrial applications. These manufacturers and other customers operate globally. Products are sold and serviced through a variety of channels.
Mobility
The Mobility segment designs, manufactures, markets, and supplies a broad portfolio of mechanical, electrical, and electronic systems that improve emissions, fuel economy, power management, performance, and safety across on‑road and off‑road vehicles. The Mobility segment serves global OEMs and aftermarket customers with solutions spanning internal combustion, hybrid, and electrified powertrains, including transmissions and transmission components, clutches, differentials, hybrid systems, engine valves, fuel and vapor components, as well as high‑voltage inverters and converters, power electronics, circuit protection, vehicle controls, and power distribution systems. The principal markets for the Mobility segment are OEM and aftermarket customers of heavy-, medium-, and light‑duty trucks, SUVs, CUVs, passenger cars, construction, agricultural, material handling, and mining equipment.
Other Information
No single customer represented greater than 10% of net sales in 2025, 2024 or 2023, respectively.
The accounting policies of the business segments are generally the same as the policies described in Note 1, except that, as described further in the following paragraph, certain items are not allocated to the businesses. Intersegment sales and transfers are accounted for at the same prices as if the sales and transfers were made to third parties. These intersegment sales are eliminated in consolidation. Operating profit (loss) includes the operating profit from intersegment sales.
The chief operating decision maker uses segment operating profit (loss) as an input to assess segment performance and determine appropriate resource allocations, including capital, financial, and employee resources. Segment operating profit (loss) results are regularly evaluated versus annual profit plan, forecast and/or prior year.
Other segment items are primarily comprised of Cost of products sold, Selling and administrative expense, Research and development expense, depreciation of property, plant and equipment, and certain items included in Other expense (income) - net on the Consolidated Statements of Income. The Company's chief operating decision maker manages these items on a consolidated basis.
Corporate includes all the Company's amortization of intangible assets, interest expense - net and restructuring program charges (Note 16) and the non-service cost portion of pension and other postretirement benefits income. Other expense - net includes all the Company's costs associated with acquisitions, divestitures, and gains and losses on the sale of certain businesses and other items that are of a corporate or functional governance nature. For purposes of business segment performance measurement, a portion of corporate costs, excluding amortization of intangibles assets, acquisition integration and divestiture costs, and restructuring program charges, are allocated to the businesses. These allocations are periodically adjusted to pass on year-over-year cost savings or increases to the businesses in a manner that is consistent with how the chief operating decision maker assesses performance. Identifiable assets of the business segments exclude goodwill, other intangible assets, and general corporate assets, which principally consist of certain cash, short-term investments, deferred income taxes, certain accounts receivable, certain property, plant and equipment, and certain other assets.
Business Segment Information

(In millions)	2025	2024	2023
Net sales
Electrical Americas	$13,276	$11,436	$10,098
Electrical Global	6,815	6,248	6,084
Aerospace	4,249	3,744	3,413
Mobility	3,109	3,451	3,601
Total net sales	$27,448	$24,878	$23,196

Other segment items
Electrical Americas	$9,304	$7,981	$7,423
Electrical Global	5,492	5,099	4,908
Aerospace	3,236	2,885	2,633
Mobility	2,704	2,955	3,140
Total other segment items	$20,735	$18,919	$18,103

Segment operating profit
Electrical Americas	$3,972	$3,455	$2,675
Electrical Global	1,323	1,149	1,176
Aerospace	1,013	859	780
Mobility	405	496	461
Total segment operating profit	6,713	5,959	5,093

Corporate
Intangible asset amortization expense	(486)	(425)	(450)
Interest expense - net	(241)	(130)	(151)
Pension and other postretirement benefits income	19	40	46
Restructuring program charges	(133)	(202)	(57)
Other expense - net	(941)	(675)	(654)
Income before income taxes	4,932	4,566	3,827
Income tax expense	841	768	604
Net income	4,090	3,798	3,223
Less net income for noncontrolling interests	(3)	(4)	(5)
Net income attributable to Eaton ordinary shareholders	$4,087	$3,794	$3,218

(In millions)	2025	2024	2023
Identifiable assets
Electrical Americas	$6,283	$4,933	$4,163
Electrical Global	3,852	3,233	2,868
Aerospace	2,684	2,392	2,276
Mobility	2,708	2,620	2,814
Total identifiable assets	15,526	13,178	12,121
Goodwill	15,769	14,713	14,977
Other intangible assets	5,054	4,658	5,091
Corporate	4,902	5,833	6,243
Total assets	$41,251	$38,381	$38,432

Capital expenditures for property, plant and equipment
Electrical Americas	$413	$362	$309
Electrical Global	249	163	142
Aerospace	103	83	97
Mobility	103	158	172
Total	868	766	721
Corporate	52	42	36
Total expenditures for property, plant and equipment	$919	$808	$757

Depreciation of property, plant and equipment
Electrical Americas	$133	$118	$108
Electrical Global	108	102	96
Aerospace	77	70	69
Mobility	123	120	113
Total	441	409	386
Corporate	36	37	43
Total depreciation of property, plant and equipment	$477	$446	$429
Geographic Region Information
Net sales are measured based on the geographic destination of sales. Long-lived assets consist of property, plant and equipment - net.

(In millions)	2025	2024	2023
Net sales
United States	$17,122	$15,151	$14,071
Canada	1,083	1,058	949
Latin America	1,461	1,680	1,549
Europe	5,078	4,530	4,339
Asia Pacific	2,704	2,459	2,288
Total	$27,448	$24,878	$23,196

Long-lived assets
United States	$2,344	$1,990	$1,773
Canada	42	31	31
Latin America	524	465	476
Europe	935	790	797
Asia Pacific	472	453	453
Total	$4,316	$3,729	$3,530